General - Goodwill and Intangible Asset Table (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Nov. 25, 2018
Business Acquisition [Line Items]
GOODWILL	$ 1,340,617	$ 1,316,768
Customer relationships
Business Acquisition [Line Items]
Expected useful lives, years		14 years
IMI Systems Ltd.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents		$ 74,703	$ 26,559	$ 29,287
Adjustments	45,416
Intangibles write-off	(69,216)
GOODWILL		142,511	418,456	211,727
Consideration Transferred		351,514	498,455	351,514
IMI Systems Ltd. | Technology
Business Acquisition [Line Items]
Technology		$ 38,000	18,791	37,000
Intangibles write-off	1,000
Expected useful lives, years		8 years
IMI Systems Ltd. | Customer relationships
Business Acquisition [Line Items]
Technology		$ 90,000	$ 52,131	67,000
Intangibles write-off	23,000
Expected useful lives, years		20 years
IMI Systems Ltd. | Customer backlog
Business Acquisition [Line Items]
Technology		$ 6,300		$ 6,500
Intangibles write-off	$ (200)
Expected useful lives, years		3 years